Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Earnings Per Share [Abstract]
Net income (in USD)	$ 13,709	$ (89)	$ 0	$ (89)	$ 17,952
Weighted average common stock outstanding – basic	25,078,727			7,810,708	17,484,598
Stock options using the treasury method	870,566				888,607
Weighted average common stock outstanding – diluted	25,949,293			7,810,708	18,373,205
Earnings per basic share (in USD per share)	$ 0.55	$ (0.01)	$ 0.00	$ (0.01)	$ 1.03
Earnings per diluted share (in USD per share)	$ 0.53	$ (0.01)	$ 0.00	$ (0.01)	$ 0.98
Stock options excluded from the calculation of diluted earnings per share because inclusion would have been anti-dilutive	0				0